Average Annual Total Returns	12 Months Ended	51 Months Ended	60 Months Ended	75 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
CCT Thematic Equity Fund | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes), CCT Thematic Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	11.57%
CCT Thematic Equity Fund | Institutional Shares, CCT Thematic Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	11.98%	10.75%
CCT Thematic Equity Fund | Institutional Shares, CCT Thematic Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.86%	10.02%
CCT Thematic Equity Fund | Institutional Shares, CCT Thematic Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.82%	8.33%
KBI GLOBAL INVESTORS AQUARIUS FUND | MSCI AC World Index NR (reflects no deductions for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	17.49%		10.06%	10.76%
KBI GLOBAL INVESTORS AQUARIUS FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.46%		9.09%	9.81%
KBI GLOBAL INVESTORS AQUARIUS FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.21%		6.34%	7.44%
KBI GLOBAL INVESTORS AQUARIUS FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.36%		6.81%	7.49%